Award Timing Disclosure $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Aug. 07, 2024 USD ($) shares $ / shares	May 08, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s practice is to grant equity awards at regularly scheduled Compensation Committee meetings, the dates of which are typically predetermined approximately two years in advance. Annual grants of RSUs are made at each year’s regularly scheduled February Compensation Committee meeting, which usually occurs approximately one week following the release of our annual earnings results. Grants of stock options for a fiscal year, which are made on a quarterly basis to temper the impact of the Company’s stock price volatility, are approved at each regularly scheduled quarterly Compensation Committee meeting. Accordingly, the timing and terms of option grants are not influenced by material non-public information, nor has the Company timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

During fiscal year 2024, two of the regularly scheduled Compensation Committee meetings at which quarterly grants of stock options were made occurred within a period beginning four business days before and ending one business day after the filing of Forms 8 K that disclosed information regarding ordinary course securitization and debt financings and a reauthorization of the Company’s stock repurchase program. The following table provides information concerning each such award for each of the named executive officers:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mr. Fisher	5/8/24(1)	26,219	62.60	850,020	0.5%
	8/7/24(2)	24,369	76.47	947,954	4.5%
Mr. Cunningham	5/8/24(1)	7,635	62.60	247,527	0.5%
	8/7/24(2)	7,096	76.47	276,034	4.5%
Mr. Chartier	5/8/24(1)	5,342	62.60	173,188	0.5%
	8/7/24(2)	4,965	76.47	193,139	4.5%
Mr. Rahilly	5/8/24(1)	3,092	62.60	100,243	0.5%
	8/7/24(2)	2,874	76.47	111,799	4.5%

(1)
On May 9, 2024, we filed a Form 8-K announcing that on May 6, 2024, OnDeck Asset Securitization IV, LLC, a wholly-owned indirect subsidiary of the Company, intended to offer asset-backed notes in a private securitization transaction.
(2)
On August 12, 2024, we filed a Form 8-K announcing that on August 12, 2024, (a) the Company closed on its previously disclosed offer and sale of senior notes and (b) the Board authorized a new share repurchase program to replace the existing share repurchase program.

Award Timing Method	The Company’s practice is to grant equity awards at regularly scheduled Compensation Committee meetings, the dates of which are typically predetermined approximately two years in advance.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The following table provides information concerning each such award for each of the named executive officers:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Mr. Fisher	5/8/24(1)	26,219	62.60	850,020	0.5%
	8/7/24(2)	24,369	76.47	947,954	4.5%
Mr. Cunningham	5/8/24(1)	7,635	62.60	247,527	0.5%
	8/7/24(2)	7,096	76.47	276,034	4.5%
Mr. Chartier	5/8/24(1)	5,342	62.60	173,188	0.5%
	8/7/24(2)	4,965	76.47	193,139	4.5%
Mr. Rahilly	5/8/24(1)	3,092	62.60	100,243	0.5%
	8/7/24(2)	2,874	76.47	111,799	4.5%

(1)
On May 9, 2024, we filed a Form 8-K announcing that on May 6, 2024, OnDeck Asset Securitization IV, LLC, a wholly-owned indirect subsidiary of the Company, intended to offer asset-backed notes in a private securitization transaction.
(2)
On August 12, 2024, we filed a Form 8-K announcing that on August 12, 2024, (a) the Company closed on its previously disclosed offer and sale of senior notes and (b) the Board authorized a new share repurchase program to replace the existing share repurchase program.

Mr. Fisher | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Fisher
Underlying Securities | shares		24,369	26,219
Exercise Price | $ / shares		$ 76.47	$ 62.6
Fair Value as of Grant Date | $		$ 947,954	$ 850,020
Underlying Security Market Price Change		4.5	0.5
Mr. Cunningham | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Cunningham
Underlying Securities | shares		7,096	7,635
Exercise Price | $ / shares		$ 76.47	$ 62.6
Fair Value as of Grant Date | $		$ 276,034	$ 247,527
Underlying Security Market Price Change		4.5	0.5
Mr. Chartier | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Chartier
Underlying Securities | shares		4,965	5,342
Exercise Price | $ / shares		$ 76.47	$ 62.6
Fair Value as of Grant Date | $		$ 193,139	$ 173,188
Underlying Security Market Price Change		4.5	0.5
Mr. Rahilly | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name			Mr. Rahilly
Underlying Securities | shares		2,874	3,092
Exercise Price | $ / shares		$ 76.47	$ 62.6
Fair Value as of Grant Date | $		$ 111,799	$ 100,243
Underlying Security Market Price Change		4.5	0.5